Business segment information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland *	$310,477	$260,120	$608,960	$495,230
Rest of Europe	94,192	96,692	184,637	191,732
U.S.	222,312	221,201	440,852	446,871
Rest of World	68,156	63,597	135,540	127,902

Total	$695,137	$641,610	$1,369,989	$1,261,735
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area	The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland	$78,052	$49,587	$148,673	$119,397
Rest of Europe	5,663	11,658	11,513	16,826
U.S.	16,300	14,703	33,407	26,505
Rest of World	6,075	5,964	14,443	10,904

Total	$106,090	$81,912	$208,036	$173,632

c) The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland	$78,052	$62,077	$148,673	$131,887
Rest of Europe	5,663	11,658	11,513	16,826
U.S.	16,300	14,703	33,407	26,505
Rest of World	6,075	5,964	14,443	10,904

Total	$106,090	$94,402	$208,036	$186,122

Distribution of Property, Plant and Equipment, Net, by Geographical Area	The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30, 2019	December 31, 2018
	(in thousands)
Ireland	$101,858	$106,206
Rest of Europe	10,387	9,807
U.S.	24,876	25,535
Rest of World	19,110	17,121

Total	$156,231	$158,669

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland	$6,836	$7,979	$14,568	$15,864
Rest of Europe	1,460	1,624	2,664	3,163
U.S.	5,851	6,302	11,263	12,601
Rest of World	1,041	1,141	2,190	2,316

Total	$15,188	$17,046	$30,685	$33,944

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	June 30, 2019	December 31, 2018
	(in thousands)
Ireland	$1,167,602	$1,073,411
Rest of Europe	649,996	514,010
U.S.	734,408	646,512
Rest of World	167,090	120,322

Total	$2,719,096	$2,354,255